Line of Credit	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Line Of Credit [Abstract]
Line of credit

8. Line of credit

Effective July 1, 2016 the Company established a line of credit with Nordea Bank in the amount of $84 bearing interest at 8.75%. The Company’s assets, up to an amount of $84 have been provided as security against the line of credit. As at June 30, 2021 the Company was indebted in the amount of $58 (December 31, 2020 – $84).

10. Line of credit

Effective 1 July 2016 the Company established a line of credit with Nordea Bank in the amount of $84 bearing interest at 8.75%. The Company’s assets, up to an amount of $84 have been provided as collateral against the line of credit. As of December 31, 2020, the Company was indebted in the amount of $84 (December 31, 2019 – $0).